MARKETABLE SECURITIES (Schedule of Investments, by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized cost
Matures up to one year	$ 124	$ 79
Matures after one year through five years	14	28
Matures after five years	3	12
Equity securities - no definite maturity date		16
Total	141	135
Fair market value
Matures up to one year	118	87
Matures after one year through five years	15	32
Matures after five years	3	15
Equity securities - no definite maturity date		19
Total	$ 136	$ 153